                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2012

Check here if Amendment [ ]; Amendment number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tweedy, Browne Company LLC
Address:     350 Park Avenue, 9th Floor
             New York, NY  10022

Form 13F File Number: 28-1222

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Kenneth E. Leopold
Title:    General Counsel
Phone:    212-916-0600

Signature,                  Place,        and Date of Signing:
Kenneth E. Leopold     New York, New York     11/09/2012
Signature                 City,  State          Date

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number:                            28-5810
Name:                United Services Automobile Association

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                     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            56

Form 13F Information Table Value Total:    $2,833,934

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                         1
Form 13F File Number:                           28-04975
Name:                      Affiliated Managers Group Inc.


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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKZO NOBEL NV SPONSORED ADR    ADR              010199305     7989 423495   SH       SOLE                407631
CANON INC SPONSORED ADR        ADR              138006309      263   8230   SH       SOLE                  7820
DIAGEO PLC- SPONSORED ADR      ADR              25243Q205    44458 394378   SH       SOLE                384478
GLAXO SMITHKLINE PLC, ADR      ADR              37733W105     5821 125882   SH       SOLE                118203
HEINEKEN HOLDINGS 'A' ADRS     ADR              B0DM8G4      14014 286810   SH       SOLE                267018
HEINEKEN NV ADR                ADR              2419176       8469 283802   SH       SOLE                275007
HSBC HOLDINGS PLC SPONSOR ADR' ADR              404280406     7835 168643   SH       SOLE                158140
NOVARTIS AG ADR                ADR              66987V109    18480 301666   SH       SOLE                283187
ROCHE HOLDINGS ADR             ADR              771195104     2921  62164   SH       SOLE                 59494
TOTAL SA - SPON ADR            ADR              89151E109    21015 419469   SH       SOLE                391483
UNILEVER ( ul )                ADR              904767704    10653 291690   SH       SOLE                286803
UNILEVER (UN)                  ADR              904784709    35321 995524   SH       SOLE                970589
VODAFONE GROUP-SP ADR          ADR              92857W209      270   9486   SH       SOLE                  7230
HONDA MOTOR CO LTD             COM              6435145     110362 3582055  SH       SOLE               3503155
3M CO                          COM              88579Y101    93518 1011885  SH       SOLE                870464
ACMAT CORP CLASS A             COM              004616207     1132   46682  SH       SOLE                 46682
AMERICAN EXPRESS COMPANY       COM              025816109    17010  299157  SH       SOLE                286786
AMERICAN NATIONAL INSURANCE CO COM              028591105    28572  397770  SH       SOLE                381890
ARTHUR J GALLAGHER             COM              363576109     2283   63723  SH       SOLE                 61453
AUTOMATIC DATA PROCESSING      COM              053015103     8325  141914  SH       SOLE                117204
BANK OF NEW YORK MELLON CORP   COM              064058100   109594 4845025  SH       SOLE               4732953
BAXTER INTERNATIONAL INC       COM              071813109   152219 2525617  SH       SOLE               2491129
BERKSHIRE HATHAWAY INC DEL-A   COM              084670108   148889    1122  SH       SOLE                  1120
BERKSHIRE HATHAWAY INC-DEL-B   COM              084670702    36944   41886  SH       SOLE                400061
BROWN AND BROWN INC.           COM              115236101    31250 1198684  SH       SOLE               1166011
COMCAST CORP SPECIAL CLASS A   COM              20030N200    50228 1442933  SH       SOLE               1409916
CONNECTICUT WATER SERVICE INC  COM              207797101      207    6483  SH       SOLE                  6483
CONOCOPHILLIPS                 COM              20825c104   167945 2937131  SH       SOLE               2440707
DEVON ENERGY                   COM              25179M103    92354 1526518  SH       SOLE               1499125
EMERSON ELECTRIC COMPANY       COM              291011104   102173 2116705  SH       SOLE               1492468
EXXON MOBIL CORPORATION        COM              30231G102      259    2834  SH       SOLE                  2834
FEDERATED INVESTORS INC (PA.)  COM              314211103     1593   77006  SH       SOLE                  2086
FISHER COMPANIES INC           COM              337756209      214    5824  SH       SOLE                  5824
HENRY SCHEIN INC               COM              806407102    21921  276705  SH       SOLE                267337
ILLINOIS TOOL WORKS            COM              452308109    21008  353253  SH       SOLE                  2000
JEFFERIES GROUP INC. NEW       COM              472319102     5205  380241  SH       SOLE                356282
LEUCADIA NATIONAL CORP         COM              527288104    14093  619467  SH       SOLE                614414
LOCKHEED MARTIN CORP COM       COM              539830109    19696  210922  SH       SOLE                 50970
NATIONAL WESTERN LIFE INS CO   COM              638522102    15485  108097  SH       SOLE                105200
NORFOLK SOUTHERN CORP          COM              655844108    15545  244307  SH       SOLE                234146
PHILLIPS 66                    COM              718546104    41624  897655  SH       SOLE                795333
SHENANDOAH TELECOMMUNICATIONS  COM              82312B106      701   39840  SH       SOLE                 39840
SYSCO CORP                     COM              871829107    49434 1580888  SH       SOLE                575853
TORCHMARK CORP                 COM              891027104    52309 1018684  SH       SOLE               1005449
TRUMANSBURG HOME TEL CO        COM              897991105      151   15100  SH       SOLE                 15100
UNIFIRST CORP                  COM              904708104    45419  680026  SH       SOLE                654962
UNION PACIFIC                  COM              907818108    98168  827022  SH       SOLE                813136
US BANCORP                     COM              902973304    18515  539800  SH       SOLE                539800
WAL-MART STORES INC            COM              931142103    86097 1166627  SH       SOLE               1143362
WELLS FARGO & COMPANY          COM              949746101   134435 3893286  SH       SOLE               3821869
CISCO SYSTEMS INC              COM              17275R102    78144 4092391  SH       SOLE               4002227
COCA COLA FEMSA                COM              191241108   108518  841222  SH       SOLE                836307
GOOGLE                         COM              38259P508   118634  157235  SH       SOLE                155590
JOHNSON & JOHNSON              COM              478160104   298376 4329942  SH       SOLE               3557164
MASTERCARD INC.                COM              57636Q104    49118  108794  SH       SOLE                106453
PHILIP MORRIS INTERNATIONAL    COM              718172109   208754 2321039  SH      SOLE                2178122
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